Details of treasury and other financial risks - Net debt and interest rate sensitivity (Detail) - Interest rate risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Details of treasury and other financial risks [Line Items]
Impact 1% interest increase on the fair value of the fixed-rate long-term debt	€ (304)	€ (283)
Impact 1% interest decrease on the fair value of the fixed-rate long-term debt	304	284
Impact 1% interest increase on the annualized net interest expense	€ 23	€ 15